Disposals including business closures (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Disposals Including Business Closures
2017				2016	2015
All figures in £ millions	GEDU	Penguin Random House	Other	Total	Total	FT Group	PowerSchool	Other	Total
Disposal of subsidiaries and associates
Property, plant and equipment	10	(7)	—	—	(7)	(3)	(15)	(2)	—	(17)
Intangible assets	11	(2)	—	(7)	(9)	—	(46)	(19)	(5)	(70)
Investments in joint ventures and associates		—	(352)	—	(352)	—	(7)	—	—	(7)
Other financial assets		—	—	—	—	—	92	—	—	92
Net deferred income tax (assets)/liabilities	13	(1)	(2)	—	(3)	(10)	(2)	—	3	1
Intangible assets – pre-publication	20	—	—	(1)	(1)	(4)	—	(64)	—	(64)
Inventories		(1)	—	(1)	(2)	—	(1)	—	—	(1)
Trade and other receivables		(16)	—	—	(16)	(6)	(72)	(16)	(6)	(94)
Current income tax (receivable)/payable		—	(5)	—	(5)	—	1	—	—	1
Cash and cash equivalents (excluding overdrafts)		(13)	—	—	(13)	(9)	(29)	—	(4)	(33)
Trade and other liabilities		33	—	1	34	21	113	35	6	154
Retirement benefit obligations		—	—	—	—	—	7	—	—	7
Provision for other liabilities and charges		—	—	—	—	—	2	—	—	2
Attributable goodwill		—	—	—	—	—	(50)	(119)	(6)	(175)
Cumulative currency translation adjustment	29	3	48	—	51	—	4	6		10

Net assets disposed		(4)	(311)	(8)	(323)	(11)	(3)	(179)	(12)	(194)
Cash received		54	413	1	468	7	1,235	222	11	1,468
Costs		(6)	(6)	(5)	(17)	(16)	(47)	(13)	(9)	(69)

Gain/(loss) on disposal		44	96	(12)	128	(20)	1,185	30	(10)	1,205

All figures in £ millions	2017	2016	2015
Cash flow from disposals
Cash – current year disposals	468	11	1,468
Cash and cash equivalents disposed	(13)	(9)	(33)
Costs and other disposal liabilities paid	(25)	(52)	(26)

Net cash inflow/(outflow)	430	(50)	1,409

Analysed as:
Cash inflow/(outflow) from sale of subsidiaries	19	(54)	1,030
Cash inflow from sale of associates	411	4	379